Equity (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 24, 2026	Mar. 23, 2026	Nov. 14, 2025	Aug. 06, 2025	Jul. 22, 2024	Mar. 31, 2024	Mar. 15, 2024	Nov. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Sep. 24, 2024	Dec. 31, 2025	Dec. 30, 2025	Apr. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized									100,000,000			100,000,000
Common stock, par value							$ 0.001		$ 0.001			$ 0.001
Common stock, shares issued									13,110,000			14,761,925
Number of shares issued					500,000	400,000	7,600,000			2,110,000
Share price					$ 1.00					$ 1.00				$ 3.00
Stock issued for service, value									$ 400,000			$ 1,007,000
Number of shares issued, value												$ 6,800
Stock issued												1,725
Gross proceeds								$ 3,235,692				$ 3,235,692
Net proceeds			$ 3,235,692
Preferred Stock, Shares Authorized									1,000,000			1,000,000
Preferred Stock, Par or Stated Value Per Share									$ 0.001			$ 0.001
Stock based compensation expense									$ 400,000			$ 1,238,650
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														2,110,000
Warrants and Rights Outstanding, Maturity Date														Apr. 15, 2029
Warrants outstanding												2,340,000
Fair value warrants												$ 155,154
Weighted average exercise price												$ 3.10
Intrinsic value												$ 0
Weighted average exercise price												$ 1.19
Options issued												$ 103,348
Stock based compensation expense												51,225
Unamortized compensation expense												$ 52,123
Stock options outstanding and exercisable												175,000
Contractual term												5 years
Restricted stock unit												822,592
Capital contribution												$ 78,980
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price												$ 1.13
Stock option granted												822,592
Options issued												$ 929,529
Stock based compensation expense												97,422
Vesting												$ 832,107
Restricted stock unit												822,592
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price												$ 1.13
Weighted average exercise price												$ 1.19
Volatility minimum												84.77%
Volatility maximum												86.71%
Risk free interest rate, minimum												3.54%
Risk free interest rate, maximum												3.55%
Stock option granted												175,000
Weighted average exercise price												$ 1.24	$ 1.13
Contractual term												5 years
Minimum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price												$ 1.13
Term, maximum												2 years 6 months
Maximum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price												$ 1.243
Term, maximum												2 years 9 months
Greentree Financial Group Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding												200,000
Exercise price				$ 4.00
Warrants term				5 years
Warrants value				$ 155,154
Fair value warrants				$ 74,267
D Boral Capital LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding			4.00									30,000
Warrants term			5 years
Warrants value			$ 10,260
Subsequent Event [Member] | Greentree Financial Group Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		299,581
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			1,000,000
Share price			$ 4.00
Gross proceeds			$ 4,000,000
Total offering costs			$ 764,308
Investor Relation Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price												$ 1.91
Stock issued for service												200,000
Financial Advisory Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price												$ 2.00
Stock issued for service												200,000
Advisory Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price												$ 1.00
Stock issued for service												225,000
Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued												1,925
Stock price												$ 4.00
Stock issued for service, value												$ 6,800
Number of shares issued, value												$ 800
Stock issued												200
Cash payments												$ 6,800
Consulting Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price												$ 1.75
Stock issued for service												25,000
Stock issued for service, value												$ 43,750
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued												1,725
Stock issued for service									400,000			625,000
Stock issued for service, value									$ 400			$ 625
Number of shares issued, value												2
Stock based compensation expense
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price												$ 4.00
Volatility minimum												72.30%
Volatility maximum												74.18%
Term, maximum												5 years
Risk free interest rate, minimum												3.74%
Risk free interest rate, maximum												3.77%
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price												$ 1.00
Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price												1.75
Amended and Restated License Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					2,500,000
Stock price												$ 1.00
First Arrangement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	30,000
Number of shares issued, value	$ 60,000
Second Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares vested												26,667
Stock based compensation expense												$ 23,003
Second Arrangement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	300,000
Number of shares issued, value	$ 258,780
Financing Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												230,000
Warrants outstanding												2,340,000